Note 20 - Transfers of Financial Assets - Transferred Assets with on-going Involvement II (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Year-to- date P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	€ 41	€ 30
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	41
Net gains/(losses) recognized from on-going involvement in derecognized assets	40	72
Cumulative P&L [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	112	81
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	41
Net gains/(losses) recognized from on-going involvement in derecognized assets	112	123
Gain/(loss) on disposal [Member]
Transferred Assets with on-going Involvement II [line items]
Securitization notes	(8)	48
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	€ (8)	€ 48